Losses per share (Tables)	12 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Summary of Loss Per Share

	Year Ended June 30,
	2018	2017	2016
Losses per share
(in cents)
(a) Basic losses per share
From continuing operations attributable to the ordinary equity holders of the company	(7.58)	(19.25)	(1.13)
Total basic losses per share attributable to the ordinary equity holders of the company	(7.58)	(19.25)	(1.13)

(b) Diluted losses per share
From continuing operations attributable to the ordinary equity holders of the company	(7.58)	(19.25)	(1.13)
Total basic losses per share attributable to the ordinary equity holders of the company	(7.58)	(19.25)	(1.13)

(c) Reconciliation of losses used in calculating losses per share
(in U.S. dollars, in thousands)
Basic losses per share
Losses attributable to the ordinary equity holders of the company used in calculating basic losses per share:
From continuing operations	(35,290)	(76,815)	(4,127)

Diluted losses per share
Losses from continuing operations attributable to the ordinary equity holders of the company:
Used in calculating basic losses per share	(35,290)	(76,815)	(4,127)
Losses attributable to the ordinary equity holders of the company used in calculating diluted losses per share	(35,290)	(76,815)	(4,127)

	2018 Number	2017 Number	2016 Number
Weighted average number of ordinary shares used as the denominator in calculating basic losses per share	465,688,997	399,042,172	364,208,554
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted losses per share	465,688,997	399,042,172	364,208,554